Marketable Securities Current (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Equity securities	$ 29,022	$ 21,124
Marketable securities - current	29,340	21,460
Open-end fund
Schedule of Available-for-sale Securities [Line Items]
Marketable securities - current	$ 318	$ 336